Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	March 31, 2026	December 31, 2025
Construction in progress	$370,781,608	$362,667,293
Land	1,704,675	1,704,675
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,397,000	16,397,000
Total property, plant and equipment	$398,438,283	$390,323,968

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31, 2025	December 31, 2024
Construction in progress	$362,667,293	$324,224,632
Land	1,704,675	1,260,000
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,397,000	16,662,675
Total property, plant and equipment	$390,323,968	$351,702,307